Financial Instruments and Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Debt Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Estimated Fair Value Of Financial Instruments [Line Items]
Carrying Amount	$ 2,854.4
Senior Secured Credit Facility
Estimated Fair Value Of Financial Instruments [Line Items]
Carrying Amount	1,389.2	1,475.7
Fair Value	1,400.4	1,481.3
7.25% Senior Notes
Estimated Fair Value Of Financial Instruments [Line Items]
Carrying Amount	750.0	750.0
Fair Value	806.3	788.9
Senior Subordinated Notes [Member]
Estimated Fair Value Of Financial Instruments [Line Items]
Carrying Amount	533.4	526.5
Fair Value	$ 559.7	$ 529.2